Goodwill - Disclosure of goodwill (Details) - Goodwill - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	£ 5,712	£ 5,372
Exchange adjustments	(562)	259
Acquisition of National Grid Renewables (note 38)		81
Reclassification to held for sale (note 10)	(562)
Goodwill, ending balance	£ 4,588	£ 5,712